Patents and Licenses (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Amortisation expense for patents and licenses	$ 30,000	$ 30,000	$ 90,000	$ 90,000